Commitments, Contingencies and Other Comments (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended		1 Months Ended	12 Months Ended			6 Months Ended	1 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended
	Jul. 31, 2012	Mar. 31, 2012	Jul. 12, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 12, 2010	Jul. 31, 2011 Dr. Louis Aronne - scientific advisory board [Member]	Jun. 30, 2012 Dr. Louis Aronne - scientific advisory board [Member]	Jul. 14, 2011 Dr. Louis Aronne - scientific advisory board [Member]	Jul. 31, 2011 Dr. Robert Hariri - director [Member]	Jun. 30, 2012 Dr. Robert Hariri - director [Member]	Dec. 31, 2011 Dr. Robert Hariri - director [Member]	Jul. 26, 2011 Dr. Robert Hariri - director [Member]	Aug. 31, 2011 Dr. Peter Diamandis - director [Member]	Jun. 30, 2012 Dr. Peter Diamandis - director [Member]	Dec. 31, 2011 Dr. Peter Diamandis - director [Member]	Aug. 15, 2011 Dr. Peter Diamandis - director [Member]	Jun. 30, 2012 Dr.Buzz Aldrin - director [Member]	Jun. 30, 2012 Distribution Agreement [Member]	Feb. 28, 2011 J.B. Bernstein [Member]	Dec. 31, 2011 J.B. Bernstein [Member]	Dec. 31, 2011 Carlon Colker MD, FACN [Member]	Feb. 25, 2011 Carlon Colker MD, FACN [Member]	Jun. 30, 2012 Peter A. Levy [Member]	Jun. 30, 2011 Sponsorship Agreement [Member]	Dec. 31, 2011 Sponsorship Agreement [Member]	Jun. 27, 2011 Sponsorship Agreement [Member]	Jul. 31, 2011 Investor Relations Consulting Agreement [Member]	Jul. 31, 2011 Investor Advisory Agreement [Member]	Jun. 30, 2012 Director and Advisory Board Agreements [Member]	Dec. 31, 2011 Director and Advisory Board Agreements [Member]	Jun. 30, 2012 Director and Advisory Board Agreements [Member] Minimum [Member]	Jun. 30, 2012 Director and Advisory Board Agreements [Member] Maximum [Member]	Jul. 31, 2011 Director and Advisory Board Agreements [Member] Dr. Louis Aronne - scientific advisory board [Member]	Jul. 14, 2011 Director and Advisory Board Agreements [Member] Dr. Louis Aronne - scientific advisory board [Member]
Commitments, contingencies and other comments (Textual)
Proceeds from future purchase																				$ 195,301
Term of distribution agreement																				The term of the Distribution Agreement is one year, with an effective date for exclusivity beginning on September 29, 2012. In the event MHP achieves certain sales targets for MYO-T12, the exclusivity provisions of the Distribution Agreement will be extended for an additional one or two years.
Number of Options/Warrants, Granted									500,000			250,000	250,000			250,000	250,000		250,000						500,000
Term of employment agreement																					6 months	4 years	3 years		2 years	1 year			6 months	6 months
Consulting fees																					5,000								250,000
Annual base salary																						213,600	60,000		200,000	150,000
Annual cash bonus percentage of base salary																						50.00%	50.00%
Renew agreement on same base salary for period																						1 year	1 year		2 years
Shares transferred to Mr. Bernstein upon commencement of employment																						3,000,000
Period of vested options expire termination																									12 months
Period for base salary from date of termination																									6 months
Period for benefits from date of termination																									12 months
Period for vested options condition from date of termination																									3 months
One-time signing bonus of full-time basis employee																						20,000			40,000
Term for notice of non renwal prior to the expiration date																						90 days	90 days		60 days
Annual Base Salary After Agreement Renew																							150,000
Employee entitled to receive base salary of number of months incase of termination or death																						12 months	12 months
Royalties rate, per unit sold																										$ 0.50
Number of additional months thereafter																										12 months
Common stock, shares authorized				300,000,000	300,000,000	300,000,000	300,000,000																				150,000
Common stock, shares issued				87,566,307	66,813,997	49,000,000																		300,000			100,000				750,000
Common stock, shares outstanding				87,566,307	66,813,997	49,000,000																					50,000
Number of warrants term																										2 years
Exercise price of warrants			$ 0.60	$ 0.10	$ 0.20																					$ 1.00
Trading price of common stock on principal trading market, per share																										$ 2.00
Exchange for each share of common stock underlying the unexercised portion of the Warrants																										$ 1.00
Warrants, shares issued																											50,000	100,000
Warrants issued upon execution of the agreement, value																											48,050	88,600
Number of months for trading price of common stock on principal trading market																										2 years
Restricted common stock shares issued, par value																																	$ 0.09	$ 0.45
Compensation shares of restricted common stock vesting										100,000				100,000				100,000	100,000																	500,000
Compensation shares of common stock option to purchase										250,000				250,000				250,000	250,000																	500,000
Compensation common stock at an exercise price										$ 0.64				$ 0.69				$ 0.45	$ 0.14																	$ 0.64
Common stock vesting, Years								10 years			10 years				10 years				10 years
Common stock exercise vesting								Over a period of 3 years			Over a period of 3 years				Over a period of 3 years				Over a period of 3 years
Number of shares vested																															423,611	374,999
Number of shares non-vested																															1,076,389	875,001
Weighted average exercise price, per share																															$ 0.53	$ 0.66
Options outstanding, Weighted average remaining contractual life				9 years 25 days	2 years																										9 years 2 months 15 days
Vesting terms range																																	3 years	4 years
Term of advisory board agreement								5 years
Cash compensation provided by the agreement																										150,000
Per Installment Amount For Cash Cmpensation																										50,000
Number of annual installments of restricted common stock purchase											5				5				5							3									5
Options granted to acquire shares of restricted common stock																															250,000	1,250,000
Restricted common stock issued, Value	$ 4,995,000	$ 1,025,000																												$ 266,000	$ 382,025	$ 690,193
Restricted common stock issued, Shares	19,980,000	10,250,000																												400,000	2,680,000	2,055,000